OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

6.OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,	December 31,
	2025	2024
Recoverable value-added taxes	$2,313,646	$2,221,520
Others	74,965	427,080
Less: Provision for doubtful accounts	(2,313,646)	(56,552)
	$74,965	$2,592,048

Movement of allowance for doubtful accounts was as follows:

	For the Years Ended
	December 31,
	2025	2024	2023
Balance at beginning of the year	$56,552	$6,678	$6,874
Charge to expenses	2,251,069	50,587	7,061
Reversal of expenses	(19,568)	—	—
Writing off of other receivable	(37,671)	—	(7,061)
Foreign exchange loss (income)	63,264	(713)	(196)
Balance at end of the year	$2,313,646	$56,552	$6,678